STOCK DIVIDEND FUND, INC.
SUPPLEMENT DATED APRIL 29, 2005
TO THE PROSPECTUS
DATED APRIL 4, 2005

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Stock Dividend Fund, Inc.

This Supplement updates the above-dated Prospectus and Statement of Additional Information of Index Plus Fund, Inc. There are tWO updates, as itemized below:


1) In the Prospectus under "Pricing of Fund Shares", the Fund price calculation will now be carried to two decimals versus four.

2) In the Prospectus under "Purchase of Fund Shares", the Fund will now offer fractional sharees to three decimals instead of four.